Financial assets, liabilities and financial result (excluding Orange Bank) - BT securities (Details) € in Millions, shares in Millions			12 Months Ended
	Jun. 19, 2017 EUR (€) £ / € shares	Jan. 29, 2016 £ / €	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2018 £ / shares	Dec. 31, 2018 EUR (€) £ / €
Disclosure of financial assets [line items]
Effects resulting from BT stake			€ 51	€ 372	€ 533
Proceeds from sales of investment securities, net of cash transferred			€ 110	515	4,588
Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Effects resulting from BT stake					533
Foreign exchange hedging effect					151
Investments securities, BT Shares [member]
Disclosure of financial assets [line items]
Financial assets, fair value					1,709
Share price | £ / shares						£ 2.381
Exchange rate | £ / €	0.88168	0.76228
Shares sold (in shares) | shares	133		18
Proceeds from sales of investment securities, net of cash transferred	€ 433		€ 53	433
Profit and loss on sale of investment			(2)
Closing rate | £ / €							0.89453
Investments securities, BT Shares [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value				814	1,139
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of financial assets [line items]
Effects resulting from BT stake			51	372	533
Proceeds from sales of investment securities, net of cash transferred			110	515	4,588
Telecom activities, operating segment [member] | Operating segments [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value				1,067	1,878
Telecom activities, operating segment [member] | Operating segments [member] | Investments securities, BT Shares [member]
Disclosure of financial assets [line items]
Effect of foreign exchange hedging risk on sale of investment				11
Telecom activities, operating segment [member] | Operating segments [member] | Investments securities, BT Shares [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Effects resulting from BT stake			51
Foreign exchange hedging effect			6
Impairment on BT shares net of hedge of FX risk			93
Fair value of investment securities sold				55	€ 570
Telecom activities, operating segment [member] | Operating segments [member] | Investments securities, BT Shares [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Effects resulting from BT stake				372
Foreign exchange hedging effect			€ 6	32
Financial assets, fair value							€ 659
Profit and loss on sale of investment				(126)
Financial assets, fair value, current shares held				€ 759